OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
Disclosure of intangible assets [text block] [Abstract]
Disclosure of intangible assets [text block]

NOTE 26: OTHER INTANGIBLE ASSETS

	Brands £m	Core deposit intangible £m	Purchased credit card relationships £m	Customer- related intangibles £m	Capitalised software enhancements £m	Total £m
Cost:
At 1 January 2018	596	2,770	1,017	538	2,940	7,861
Additions	–	–	–	–	1,046	1,046
Disposals	–	–	(15)	–	(55)	(70)
At 31 December 2018	596	2,770	1,002	538	3,931	8,837
Exchange and other adjustments	–	–	–	–	4	4
Additions	–	–	–	–	1,033	1,033
Disposals	–	–	–	–	(10)	(10)
At 31 December 2019	596	2,770	1,002	538	4,958	9,864
Accumulated amortisation:
At 1 January 2018	193	2,770	355	519	1,189	5,026
Charge for the year	23	–	71	19	400	513
Disposals	–	–	(15)	–	(34)	(49)
At 31 December 2018	216	2,770	411	538	1,555	5,490
Exchange and other adjustments	–	–	–	–	4	4
Charge for the year	–	–	70	–	496	566
Disposals	–	–	–	–	(4)	(4)
At 31 December 2019	216	2,770	481	538	2,051	6,056
Balance sheet amount at 31 December 2019	380	–	521	–	2,907	3,808
Balance sheet amount at 31 December 2018	380	–	591	–	2,376	3,347

Brands of £380 million (31 December 2018: £380 million) that have been determined to have indefinite useful lives and are not amortised. These brands use the Bank of Scotland name which has been in existence for over 300 years. These brands are well established financial services brands and there are no indications that they should not have an indefinite useful life.

The purchased credit card relationships represent the benefit of recurring income generated from portfolios of credit cards purchased. The balance sheet amount at 31 December 2019 is expected to be amortised over its remaining useful life of eight years.